United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for calendar quarter ended: June 30, 2008

Check here if amended [  ]; Amendment Number:______________


Name of Institutional Investment Manager Filing this Report:

Name:Johnston-Lemon Group Inc.
Address:1101 Vermont Avenue, NW
 Washington, DC 20005


Form 13F File Number: 28-05217

The institutional investment manager filing this report and the person by whom it is signed represent hereby that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements and schedules are considered integral parts of this Form.


Person Signing this Report on Behalf of Reporting Manager:

Name:Kenneth I. Miller
Title:Chief Financial Officer
Phone:(202)842-5618

/s/ Kenneth I. Miller   Washington, DC       August 01, 2008
    (Signature)(City, State)(Date)

Report Type (Check only one.):

[X ]    13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        13F File Number Name

        28-____________ _______________________________
        [Repeat as necessary.]

        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       _____None_____

Form 13F Information Table Entry Total:  _____86_______

Form 13F Information Table Value Total: $_122,170______
                                          (thousands)

Johnston Lemon Asset Management, Inc.
13F FILING FOR SEC
Master Portfolio Group
30-Jun-08

COLUMN 1			COLUMN 2		COLUMN 3

NAME OF ISSUER			TITLE OF CLASS		CUSIP
3M Company			COMMON STOCK		88579Y101
Abbott Labs			COMMON STOCK		002824100
Air Products & Chemicals	COMMON STOCK		009158106
Allstate			COMMON STOCK		020002101
Altria Group			COMMON STOCK		02209S103
American International Group	COMMON STOCK		026874107
AT&T				COMMON STOCK		00206R102
Automatic Data Processing	COMMON STOCK		053015103
Bank of America			COMMON STOCK		060505104
Berkshire Hathaway		COMMON STOCK		084670108
Berkshire Hathaway B		COMMON STOCK		084670207
Biotechnology Index Fund	ETFs			464287556
Blackrock Debt Strategies Fund	ETFs			09255R103
Boeing				COMMON STOCK		097023105
BP PLC ADR			COMMON STOCK		055622104
Castle Brands			COMMON STOCK		148435100
Caterpillar			COMMON STOCK		149123101
Chevron Texaco			COMMON STOCK		166764100
Citigroup			COMMON STOCK		172967101
Coca Cola			COMMON STOCK		191216100
Colgate-Palmolive Co		COMMON STOCK		194162103
ConocoPhilips			COMMON STOCK		20825C104
CVS				COMMON STOCK		126650100
Devon Energy 			COMMON STOCK		25179M103
Disney, Walt			COMMON STOCK		254687106
Dominion Resources		COMMON STOCK		25746U109
Duke Energy			COMMON STOCK		26441C105
DuPont				COMMON STOCK		263534109
Eli Lilly			COMMON STOCK		532457108
EMC				COMMON STOCK		268648102
Emerson Electric		COMMON STOCK		291011104
Entergy				COMMON STOCK		29364G103
Exelon				COMMON STOCK		30161N101
Exxon Mobil			COMMON STOCK		30231G102
General Dynamics		COMMON STOCK		369550108
General Electric		COMMON STOCK		369604103
General Mills			COMMON STOCK		370334104
Google				COMMON STOCK		38259P508
GTSI				COMMON STOCK		36238K103
Halliburton			COMMON STOCK		406216101
Hartford Financial Services	COMMON STOCK		416515104
Honeywell			COMMON STOCK		438516106
Illinois Tool Works		COMMON STOCK		452308109
International Business Machine	COMMON STOCK		459200101
iShares Goldman Sachs Semicond	ETFs			464287523
iShares High Yield Corporate B	ETFs			464288513
iShares MSCI EAFE Index fund	ETFs			464287465
iShares MSCI Emerging Markets 	ETFs			464287234
iShares MSCI Japan Index	ETFs			464286848
iShares S&P 400 Midcap Index	ETFs			464287507
iShares S&P 500 Index		ETFs			464287200
iShares Trust Dow Jones US Tec	ETFs			464287721
Johnson & Johnson		COMMON STOCK		478160104
JP Morgan Chase			COMMON STOCK		46625H100
Kimberly-Clark			COMMON STOCK		494368103
Marathon Oil			COMMON STOCK		565849106
Microsoft 			COMMON STOCK		594918104
Morgan Stanley			COMMON STOCK		617446448
Nike				COMMON STOCK		654106103
Occidental Petroleum 		COMMON STOCK		674599105
Omnicom Group			COMMON STOCK		681919106
Pepco Holdings			COMMON STOCK		713291102
Pepsico				COMMON STOCK		713448108
Pfizer				COMMON STOCK		717081103
Philip Morris International	COMMON STOCK		718172109
Procter & Gamble		COMMON STOCK		742718109
Raytheon			COMMON STOCK		755111507
S&P 400 Midcap Index Trust	ETFs			595635103
S&P Technology Sector SPDR	ETFs			81369Y803
Sandridge Energy		COMMON STOCK		80007P307
Sandy Spring Bancorp		COMMON STOCK		800363103
Schlumberger			COMMON STOCK		806857108
Seagate Technology		COMMON STOCK		G7945J104
St. Jude Medical		COMMON STOCK		790849103
SunTrust Banks			COMMON STOCK		867914103
Tenaris SA			COMMON STOCK		88031M109
Texas Instruments		COMMON STOCK		882508104
Time Warner 			COMMON STOCK		887317105
United Parcel Service		COMMON STOCK		911312106
United Technologies		COMMON STOCK		913017109
Unitedhealth Group 		COMMON STOCK		91324P102
Valero Energy			COMMON STOCK		91913Y100
Verizon				COMMON STOCK		92343V104
Wal Mart Stores			COMMON STOCK		931142103
Wells Fargo			COMMON STOCK		949746101
Wyeth				COMMON STOCK		983024100

				COLUMN 4	COLUMN 5	COLUMN 6
				VALUE				INVESTMENT
NAME OF ISSUER	 		(X$1000) 	 SHARES 	DISCRETION
3M Company	 		1,326 	 	19,060 		SOLE
Abbott Labs	 		1,316 		24,840 		SOLE
Air Products & Chemicals	1,325 	 	13,400 		SOLE
Allstate	 		1,096 	 	24,030 		SOLE
Altria Group	 		516 	 	25,095 		SOLE
American International Group	666 	 	25,156 		SOLE
AT&T	 			1,409 	 	41,832 		SOLE
Automatic Data Processing	991 	 	23,653 		SOLE
Bank of America	 		853 	 	35,753 		SOLE
Berkshire Hathaway	 	1,811 	 	15 		SOLE
Berkshire Hathaway B	 	217 	 	54 		SOLE
Biotechnology Index Fund	1,236 	 	16,080 		SOLE
Blackrock Debt Strategies Fund	422 	 	78,800 		SOLE
Boeing	 			535 	 	8,144 		SOLE
BP PLC ADR	 		351 	 	5,050 		SOLE
Castle Brands	 		2 	 	11,700 		SOLE
Caterpillar	 		620 	 	8,400 		SOLE
Chevron Texaco	 		3,873 	 	39,068 		SOLE
Citigroup	 		439 	 	26,210 		SOLE
Coca Cola	 		1,142 	 	21,979 		SOLE
Colgate-Palmolive Co	 	853 	 	12,350 		SOLE
ConocoPhilips	 		3,398 	 	36,000 		SOLE
CVS	 			534 		13,500 		SOLE
Devon Energy 	 		1,883 	 	15,670 		SOLE
Disney, Walt	 		1,365 	 	43,750 		SOLE
Dominion Resources	 	223 	 	4,700 		SOLE
Duke Energy	 		435 	 	25,003 		SOLE
DuPont	 			1,118 	 	26,070 		SOLE
Eli Lilly	 		1,827 	 	39,575 		SOLE
EMC	 			546 	 	37,180 		SOLE
Emerson Electric	 	1,996 	 	40,360 		SOLE
Entergy	 			389 	 	3,231 		SOLE
Exelon	 			2,713 	 	30,160 		SOLE
Exxon Mobil	 		3,882 	 	44,046 		SOLE
General Dynamics	 	270 	 	3,212 		SOLE
General Electric	 	2,698 	 	101,074 	SOLE
General Mills	 		562 	 	9,250 		SOLE
Google	 			458 	 	870 		SOLE
GTSI	 			76 	 	10,000 		SOLE
Halliburton	 		1,056 	 	19,892 		SOLE
Hartford Financial Services	859 	 	13,300 		SOLE
Honeywell	 		1,596 	 	31,750 		SOLE
Illinois Tool Works	 	522 	 	10,994 		SOLE
International Business Machine	2,462 	 	20,769 		SOLE
iShares Goldman Sachs Semicond	568 	 	11,100 		SOLE
iShares High Yield Corporate B	1,612 	 	17,150 		SOLE
iShares MSCI EAFE Index fund	3,876 	 	56,450 		SOLE
iShares MSCI Emerging Markets 	831 	 	6,120 		SOLE
iShares MSCI Japan Index	839 	 	67,260 		SOLE
iShares S&P 400 Midcap Index	253 	 	3,100 		SOLE
iShares S&P 500 Index	 	1,446 	 	11,300 		SOLE
iShares Trust Dow Jones US Tec	2,209 	 	40,760 		SOLE
Johnson & Johnson	 	3,335 	 	51,835 		SOLE
JP Morgan Chase	 		2,156 	 	62,842 		SOLE
Kimberly-Clark	 		849 	 	14,200 		SOLE
Marathon Oil	 		2,179 	 	42,010 		SOLE
Microsoft 	 		1,783 	 	64,798 		SOLE
Morgan Stanley	 		659 	 	18,280 		SOLE
Nike	 			779 	 	13,060 		SOLE
Occidental Petroleum 	 	1,204 	 	13,400 		SOLE
Omnicom Group	 		751 	 	16,730 		SOLE
Pepco Holdings	 		237 	 	9,222 		SOLE
Pepsico	 			1,757 	 	27,632 		SOLE
Pfizer	 			218 	 	12,502 		SOLE
Philip Morris International	1,296 	 	26,245 		SOLE
Procter & Gamble	 	2,220 	 	36,515 		SOLE
Raytheon	 		1,029 	 	18,280 		SOLE
S&P 400 Midcap Index Trust	1,138 	 	7,650 		SOLE
S&P Technology Sector SPDR	819 	 	35,750 		SOLE
Sandridge Energy	 	226 	 	3,500 		SOLE
Sandy Spring Bancorp	 	190 	 	11,481 		SOLE
Schlumberger	 		2,071 	 	19,280 		SOLE
Seagate Technology	 	667 	 	34,850 		SOLE
St. Jude Medical	 	970 	 	23,740 		SOLE
SunTrust Banks	 		19,927 	 	550,159 	SOLE
Tenaris SA	 		309 	 	4,148 		SOLE
Texas Instruments	 	986 	 	35,020 		SOLE
Time Warner 	 		234 	 	15,800 		SOLE
United Parcel Service	 	458 	 	7,455 		SOLE
United Technologies	 	2,817 		45,650 		SOLE
Unitedhealth Group 	 	2,204 	 	83,964 		SOLE
Valero Energy	 		284 	 	6,890 		SOLE
Verizon	 			1,824 	 	51,516 		SOLE
Wal Mart Stores	 		579 	 	10,300 		SOLE
Wells Fargo	 		771 	 	32,480 		SOLE
Wyeth	 			1,743 	 	36,350 		SOLE


				COLUMN 7	 COLUMN 8
				OTHER	 	VOTING AUTHORITY
NAME OF ISSUER			MANAGERS	 SOLE 	 SHARED	 NONE
3M Company			NONE	 	18,710 		 350
Abbott Labs			NONE	 	24,140 		 700
Air Products & Chemicals	NONE	 	13,400
Allstate			NONE	 	23,580 		 450
Altria Group			NONE	 	24,945 		 150
American International Group	NONE	 	24,556 		 600
AT&T				NONE	 	40,632 		 1,200
Automatic Data Processing	NONE	 	23,053 		 600
Bank of America			NONE	 	35,253 		 500
Berkshire Hathaway		NONE	 	15
Berkshire Hathaway B		NONE	 	54
Biotechnology Index Fund	NONE	 	15,730 		 350
Blackrock Debt Strategies Fund	NONE	 	78,800
Boeing				NONE	 	7,944 	 	 200
BP PLC ADR			NONE	 	4,850 	 	 200
Castle Brands			NONE	 	11,700
Caterpillar			NONE	 	8,400
Chevron Texaco			NONE	 	36,959 		 2,109
Citigroup			NONE	 	25,010 		 1,200
Coca Cola			NONE	 	21,479 		 500
Colgate-Palmolive Co		NONE	 	12,050 		 300
ConocoPhilips			NONE	 	35,550 		 450
CVS				NONE	 	13,150 		 350
Devon Energy 			NONE	 	15,370 		 300
Disney, Walt			NONE	 	42,900 		 850
Dominion Resources		NONE	 	3,100 	 	 1,600
Duke Energy			NONE	 	22,879 		 2,124
DuPont				NONE	 	25,670 		 400
Eli Lilly			NONE	 	38,975 		 600
EMC				NONE	 	36,180 		 1,000
Emerson Electric		NONE	 	38,760 		 1,600
Entergy				NONE	 	3,231
Exelon				NONE	 	29,360 		 800
Exxon Mobil			NONE	 	40,746 		 3,300
General Dynamics		NONE	 	3,212
General Electric		NONE	 	86,374 		 14,700
General Mills			NONE	 	8,950 	 	 300
Google				NONE	 	870
GTSI				NONE	 	10,000
Halliburton			NONE	 	19,892
Hartford Financial Services	NONE	 	13,050 		 250
Honeywell			NONE	 	31,150 		 600
Illinois Tool Works		NONE	 	10,994
International Business Machine	NONE	 	19,719 		 1,050
iShares Goldman Sachs Semicond	NONE	 	10,700 		 400
iShares High Yield Corporate B	NONE	 	17,150
iShares MSCI EAFE Index fund	NONE	 	55,050 		 1,400
iShares MSCI Emerging Markets 	NONE	 	6,120
iShares MSCI Japan Index	NONE	 	65,360 		 1,900
iShares S&P 400 Midcap Index	NONE	 	3,100
iShares S&P 500 Index		NONE	 	11,300
iShares Trust Dow Jones US Tec	NONE	 	40,160 		 600
Johnson & Johnson		NONE	 	50,535 		 1,300
JP Morgan Chase			NONE	 	62,042 		 800
Kimberly-Clark			NONE	 	14,000 		 200
Marathon Oil			NONE	 	41,010 		 1,000
Microsoft 			NONE	 	62,748 		 2,050
Morgan Stanley			NONE	 	17,380 		 900
Nike				NONE	 	12,810 		 250
Occidental Petroleum 		NONE	 	13,300 		 100
Omnicom Group			NONE	 	16,730
Pepco Holdings			NONE	 	8,522 		 700
Pepsico				NONE	 	27,232 		 400
Pfizer				NONE	 	11,802 		 700
Philip Morris International	NONE	 	26,095 		 150
Procter & Gamble		NONE	 	35,415 		 1,100
Raytheon			NONE	 	17,780 		 500
S&P 400 Midcap Index Trust	NONE	 	7,150 		 500
S&P Technology Sector SPDR	NONE	 	34,250 		 1,500
Sandridge Energy		NONE	 	3,500
Sandy Spring Bancorp		NONE	 	11,481
Schlumberger			NONE	 	18,780 		 500
Seagate Technology		NONE	 	34,850
St. Jude Medical		NONE	 	23,640 		 100
SunTrust Banks			NONE	 	550,159
Tenaris SA			NONE	 	4,148
Texas Instruments		NONE	 	34,620 		 400
Time Warner 			NONE	 	15,800
United Parcel Service		NONE	 	7,455
United Technologies		NONE	 	43,950 		 1,700
Unitedhealth Group 		NONE	 	83,114 		 850
Valero Energy			NONE	 	6,590 		 300
Verizon				NONE	 	50,068 		 1,448
Wal Mart Stores			NONE	 	10,000 		 300
Wells Fargo			NONE	 	31,480 		 1,000
Wyeth				NONE	 	35,400 		 950